UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2015


American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
October 31, 2015
(unaudited)

                                             			Market
Common Stocks 99.33				Shares          Value


Diversified Co. 13.05%

Chemed Corp	                                 7,184	      1,129,972
General Electric Co	                        24,822	        717,852
Honeywell Intl Inc.	                         1,047	        108,134
		                                -----------------------
                                                              1,955,958

Machinery 11.83%

Middleby Corp*	                                10,598	      1,239,330
Flowserve Corp	                                11,511	        533,650
		                                -----------------------
                                                              1,772,980

Cable TV  8.79%

Time Warner Cable                                6,955 	      1,317,277
		                                -----------------------
                                                              1,317,277

Entertainment 7.69%

Time Warner, Inc.	                        15,295 	      1,152,325
		                                -----------------------
                                                              1,152,325

Phamacy Services 7.46%

Walgreens Boot Alliance, Inc.	                13,215 	      1,119,046
		                                -----------------------
                                                              1,119,046

Computer Software & Svcs 6.83%

Fair, Isaac Corp.	                        11,079 	      1,023,367
		                                -----------------------
                                                              1,023,367

Biotechnology 6.06%

Amgen Inc.	                                 5,747 	        909,061
		                                -----------------------
                                                                909,061

Insurance (Life) 4.70%

Lincoln Natl Corp. 	                        13,157 	        704,031
		                                -----------------------
                                                                704,031

Semiconductor Cap. Equip. 4.63%

Teradyne Inc. 	                                35,550 	        693,936
		                                -----------------------
                                                                693,936

Computer & Peripherals 4.50%

Cisco	                                        23,411 	        675,407
		                                -----------------------
                                                                675,407

Insurance Industry (Foreign) 3.84%

AXA ADS.	                                21,551 	        575,412
		                                -----------------------
                                                                575,412

Railroad 3.39%

Kansas City Southern 	                         6,149 	        508,891
		                                -----------------------
                                                                508,891

Semiconductor 3.25%

Intel Corp.	                                14,400 	        487,584
		                                -----------------------
                                                                487,584

Oilfield Svcs/Equip. 3.01%

Schlumberger	                                 4,162	        325,302
RPC Inc.	                                11,378	        125,499
			                        -----------------------
                                                                450,801

Enviormental 2.64%

Waste Management	                         7,368	        396,104
		                                -----------------------
                                                                396,104
Drug 2.45%

Bristol Myers 	                                 4,455 	        293,807
Johnson and Johnson				   728	         73,550
		                                -----------------------
                                                                367,357

Retail Store 1.71%

Dollar Tree Inc. *	                         3,925 	        257,048
		                                -----------------------
                                                                257,048

Telecom. Equipment 0.97%

Neustar Inc. Cl A *	                         5,324 	        144,760
                                                -----------------------
                                                                144,760

Credit Services 0.69%

Capital One Financial	                         1,316	        103,833
                                                -----------------------
                                                                103,833

Home Building 0.47%

Pultegroup Inc	                                 3,867	         70,882
                                                -----------------------
                                                                 70,882

Asset Management 0.40%

Apollo Global Management                         3,297	         60,236
                                                -----------------------
                                                                 60,236

Farm and Construction Machinery 0.38%

Caterpillar Inc.	                           777	         56,713
                                                -----------------------
                                                                 56,713

Metals and Minerals 0.35%

BHP Billiton Ltd                                 1,600	         52,624
                                                -----------------------
                                                                 52,624

Magazine 0.24%

Time Inc.	                                 1,906	         35,414
                                                -----------------------
                                                                 35,414



Total Value Common Stocks (cost 7,634,897)       99.33%	     14,891,047


Cash and Recevable, less liabilities	          0.67          100,380
                                                 ----------------------

Total Net Assets	                        100.00%	     14,991,426
		                                =======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities        7,382,750
Gross Unrealized depreciation on investment securities	       (126,600)
                                                          -------------
Net  Unrealized depreciation on investment securities	      7,256,150
Cost of investment securities for federal income tax
purposes                                                      7,634,897

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund's assets carried at fair value:
Equity           Level 1      Level 2      Level 3      Total
Common Stock     $14,891,047  $0           $0           $14,891,047

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Timothy E. Taggart
	President
	Chief Financial Officer
	December xx,2015

	By /s/ Michael L. Gaughan
	Chief Compliance Officer
	December xx,2015